Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory, Gross [Abstract]
Finished goods	$ 2,225	$ 2,096	$ 1,609
Work in progress	366	213	216
Raw materials	1,428	1,556	890
Total Inventory	$ 4,019	$ 3,865	$ 2,715